RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current:
Payable to related companies: | ¥			¥ 4,041	¥ 13,747
Payable to the Shareholder: | ¥			6,973	11,573
Feishang Enterprise [Member]
Current:
Payable to related companies: | ¥	[1]		4,041	3,719
Feishang Hesheng [Member]
Current:
Payable to related companies: | ¥	[2]			10,028
Feishang Group [Member]
Current:
Payable to the Shareholder: | ¥	[3]		¥ 6,973	¥ 11,573
USD [Member]
Current:
Payable to related companies: | $		$ 587
Payable to the Shareholder: | $		1,014
USD [Member] | Feishang Enterprise [Member]
Current:
Payable to related companies: | $	[1]	587
USD [Member] | Feishang Hesheng [Member]
Current:
Payable to related companies: | $	[2]
USD [Member] | Feishang Group [Member]
Current:
Payable to the Shareholder: | $	[3]	$ 1,014

[1]	Payable to Feishang Enterprise by Feishang Management for the net amount of loans from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[2]	Payable to Feishang Hesheng for the acquisition of Double Grow as well as the assumption of indebtedness due to Feishang Hesheng by Double Grow. The balance is unsecured and interest-free. The balance as at December 31, 2017 was repaid during 2018.
[3]	Payable to Feishang Group for the acquisition of Feishang Anthracite. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.